Capital Stock (Notes)	12 Months Ended
Dec. 28, 2019
Equity [Abstract]
Capital Stock	Capital Stock
Common Stock
Our Second Amended and Restated Certificate of Incorporation authorizes the issuance of up to 5.0 billion shares of common stock.
Shares of common stock issued, in treasury, and outstanding were (in millions of shares):

	Shares Issued	Treasury Shares	Shares Outstanding
Balance at December 31, 2016	1,219	(2)	1,217
Exercise of stock options, issuance of other stock awards, and other	2	—	2
Balance at December 30, 2017	1,221	(2)	1,219
Exercise of stock options, issuance of other stock awards, and other	3	(2)	1
Balance at December 29, 2018	1,224	(4)	1,220
Exercise of stock options, issuance of other stock awards, and other	—	1	1
Balance at December 28, 2019	1,224	(3)	1,221